SHARE-BASED COMPENSATION - Summary of Restricted Stock Unit's activity (Detail) - RSUs	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested as of December 31, 2020 | shares	7,308,579
Granted | shares	7,238,480
Vested | shares	2,216,986
Forfeited | shares	630,185
Unvested as of December 31, 2021 | shares	11,699,888
Weighted average grant date fair value per share, Unvested as of December 31, 2020 | $ / shares	$ 5.95
Weighted average grant date fair value per share, Granted | $ / shares	3.83
Weighted average grant date fair value per share, Vested | $ / shares	5.78
Weighted average grant date fair value per share, Forfeited | $ / shares	5.06
Weighted average grant date fair value per share, Unvested as of December 31, 2021 | $ / shares	$ 4.72